Debt - Long-Term Debt at Principal Amount (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 551
2017	434
2018	781
2019	1,180
2020	3,568
Due after 5 years	2,860
Amount outstanding	$ 9,374	$ 4,198